Financing Activities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Period after which unpaid installments are considered as past due	30 days
Period after which collection of future income is considered as not probable	120 days
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	$ 206	$ 224	$ 298
61-90 Days Past Due	73	108	107
Greater than 91 Days Past Due	421	450	570
Total Past Due	700	782	975
Current	27,883	24,343	22,131
Total gross finance receivables	28,583	25,125	23,106
Greater than 91, Still Accruing	31	66	92
Investment in loans and finance leases on non-accrual status	513	472	639
North America
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	10,271	9,923	9,731
Europe
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	3,539	2,960	2,964
Asia/Pacific
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	5,293	4,192	3,154
Mining
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	1,974	1,485	886
Latin America
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	4,323	3,616	3,258
Caterpillar Power Finance
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	3,183	2,949	3,113
Customer
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	19,883	17,998	17,980
Customer | North America
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	35	75	139
61-90 Days Past Due	8	39	44
Greater than 91 Days Past Due	52	111	228
Total Past Due	95	225	411
Current	5,889	5,448	6,037
Total gross finance receivables	5,984	5,673	6,448
Greater than 91, Still Accruing	0	9	27
Investment in loans and finance leases on non-accrual status	59	112	217
Customer | Europe
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	23	27	27
61-90 Days Past Due	9	11	12
Greater than 91 Days Past Due	36	57	106
Total Past Due	68	95	145
Current	2,487	2,129	2,365
Total gross finance receivables	2,555	2,224	2,510
Greater than 91, Still Accruing	6	10	26
Investment in loans and finance leases on non-accrual status	38	58	89
Customer | Asia/Pacific
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	53	48	63
61-90 Days Past Due	19	23	17
Greater than 91 Days Past Due	54	38	37
Total Past Due	126	109	117
Current	3,354	3,102	2,537
Total gross finance receivables	3,480	3,211	2,654
Greater than 91, Still Accruing	18	14	12
Investment in loans and finance leases on non-accrual status	36	24	24
Customer | Mining
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	1	0	0
Greater than 91 Days Past Due	12	12	0
Total Past Due	13	12	0
Current	1,960	1,473	875
Total gross finance receivables	1,973	1,485	875
Greater than 91, Still Accruing	0	0	0
Investment in loans and finance leases on non-accrual status	12	12	7
Customer | Latin America
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	62	32	44
61-90 Days Past Due	19	15	16
Greater than 91 Days Past Due	138	99	144
Total Past Due	219	146	204
Current	2,500	2,339	2,222
Total gross finance receivables	2,719	2,485	2,426
Greater than 91, Still Accruing	0	0	1
Investment in loans and finance leases on non-accrual status	148	108	139
Customer | Caterpillar Power Finance
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	15	14	18
61-90 Days Past Due	14	16	17
Greater than 91 Days Past Due	126	125	54
Total Past Due	155	155	89
Current	3,017	2,765	2,978
Total gross finance receivables	3,172	2,920	3,067
Greater than 91, Still Accruing	4	25	25
Investment in loans and finance leases on non-accrual status	220	158	163
Dealer
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	5,586	3,973	3,311
Investment in loans and finance leases on non-accrual status	0	0	0
Dealer | North America
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	2	0
Total Past Due	0	2	0
Current	2,931	2,412	1,993
Total gross finance receivables	2,931	2,414	1,993
Greater than 91, Still Accruing	0	2	0
Dealer | Europe
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	652	334	344
Total gross finance receivables	652	334	344
Greater than 91, Still Accruing	0	0	0
Dealer | Asia/Pacific
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	945	516	296
Total gross finance receivables	945	516	296
Greater than 91, Still Accruing	0	0	0
Dealer | Mining
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	1	0	0
Total gross finance receivables	1	0	0
Greater than 91, Still Accruing	0	0	0
Dealer | Latin America
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	1,057	709	659
Total gross finance receivables	1,057	709	659
Greater than 91, Still Accruing	0	0	0
Dealer | Caterpillar Power Finance
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	0	0	19
Total gross finance receivables	0	0	19
Greater than 91, Still Accruing	0	0	0
Caterpillar Purchased Receivables
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	3,114	3,154	1,815
Investment in loans and finance leases on non-accrual status	0	0	0
Caterpillar Purchased Receivables | North America
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	17	25	3
61-90 Days Past Due	3	4	1
Greater than 91 Days Past Due	2	6	1
Total Past Due	22	35	5
Current	1,334	1,801	1,285
Total gross finance receivables	1,356	1,836	1,290
Greater than 91, Still Accruing	2	6	1
Caterpillar Purchased Receivables | Europe
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	1	3	1
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	1	3	1
Current	331	399	109
Total gross finance receivables	332	402	110
Greater than 91, Still Accruing	0	0	0
Caterpillar Purchased Receivables | Asia/Pacific
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	868	465	204
Total gross finance receivables	868	465	204
Greater than 91, Still Accruing	0	0	0
Caterpillar Purchased Receivables | Mining
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	0	0	11
Total gross finance receivables	0	0	11
Greater than 91, Still Accruing	0	0	0
Caterpillar Purchased Receivables | Latin America
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	547	422	173
Total gross finance receivables	547	422	173
Greater than 91, Still Accruing	0	0	0
Caterpillar Purchased Receivables | Caterpillar Power Finance
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	3
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	1	0	0
Total Past Due	1	0	3
Current	10	29	24
Total gross finance receivables	11	29	27
Greater than 91, Still Accruing	$ 1	$ 0	$ 0